Acquisitions (Tables)	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The assets acquired and liabilities assumed in connection with the acquisition were recorded at their fair value on the date of acquisition as follows (in thousands):

Cash and cash equivalents	$20
Accounts receivable	64
Prepaid expenses and other current assets	87
Capitalized internal-use software costs (recorded in property and equipment)	897
Goodwill	1,211
Intangible assets, net	5,630
Accrued expenses and other current liabilities	(286)
Total purchase consideration	$7,623